Note 9 - Debt, Credit Facility and Leases - Debt Summary (Details) - Senior Notes [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Principal	$ 511,473	$ 510,614
Unamortized discount/premium and issuance costs	(3,473)	(4,248)
Long-term debt balance	508,000	506,366
The 2028 Senior Notes [Member]
Debt Instrument [Line Items]
Principal	475,000	475,000
Unamortized discount/premium and issuance costs	(3,730)	(4,640)
Long-term debt balance	471,270	470,360
IQ Notes [Member]
Debt Instrument [Line Items]
Principal	36,473	35,614
Unamortized discount/premium and issuance costs	257	392
Long-term debt balance	$ 36,730	$ 36,006